CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 103,075	$ 55,275	$ 67,894
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	73,349	91,355	95,477
Stock-based compensation	29,814	26,307	23,612
Equity in losses of affiliated company	565
Excess tax benefit from share-based payment arrangements	(1,205)	(1,172)	(104)
Accrued severance pay, net	(207)	(43)	(126)
Amortization of premium and discount and accrued interest on marketable securities	2,071	4,234	1,178
Gain on marketable securities, net			(1,600)
Realized gain on sale of intangible assets			(1,125)
Deferred taxes, net	(27,785)	(17,275)	(24,168)
Changes in operating assets and liabilities:
Trade receivables, net	4,807	(34,569)	(11,863)
Other receivables and prepaid expenses	2,283	(2,084)	3,815
Inventories	(327)	472	500
Trade payables	(13,781)	5,057	295
Accrued expenses and other liabilities	10,319	1,782	9,160
Deferred revenues	3,424	(4,551)	(27,100)
Revaluation of earn out liability	(4,002)
Other	(131)	(513)	(206)
Net cash provided by operating activities	182,269	124,275	135,639
Cash flows from investing activities:
Purchase of property and equipment	(16,759)	(20,289)	(28,690)
Proceeds from sale of property and equipment	37	63	1,006
Investment in marketable securities	(74,188)	(145,885)	(136,897)
Proceeds from maturity of marketable securities	43,411	162,521	151,750
Proceeds from sale and call of marketable securities	2,403	791	43,997
Proceeds from short-term bank deposits	107,327	54,422	8
Investment in short-term bank deposits	(69,500)	(60,500)	(31,007)
Payments for business acquisitions, net of cash acquired	(906)	(24,191)	(164,545)
Capitalization of software development costs	(908)	(1,038)	(1,110)
Proceeds upon the realization of investment in affiliate		683
Proceeds from sale of intangible assets, net			1,125
Net cash used in investing activities	(9,083)	(33,423)	(164,363)
Cash flows from financing activities:
Proceeds from issuance of shares upon exercise of options and ESPP	29,526	38,381	30,380
Purchase of treasury shares	(94,267)	(79,447)	(107,038)
Dividends paid	(38,142)	(29,010)
Excess tax benefit from share-based payment arrangements	1,205	1,172	104
Net cash used in financing activities	(101,678)	(68,904)	(76,554)
Effect of exchange rate changes on cash	(3,556)	(999)	(563)
Increase (decrease) in cash and cash equivalents	67,952	20,949	(105,841)
Cash and cash equivalents at the beginning of the year	119,545	98,596	204,437
Cash and cash equivalents at the end of the year	187,497	119,545	98,596
Supplemental disclosure of cash flows activities:
Income taxes	32,854	43,862	10,711
Interest	116	336	63
Non-cash activities:
Net change in accrued liability with respect to treasury shares	(1,481)	497	551
Net change in other receivables with respect to exercise of share options	1,085	(1,320)	(191)
Acquisition of Merced [Member]
Non-cash activities:
Assumption of restricted share units and options			$ 3,763